Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
The total charge for the year can be reconciled to accounting profit as follows:

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2021	2020	2019

Operating Profit Before Tax	24,750,329	9,663,975	22,273,149
Operating Profit Before Tax	24,750,329	9,663,975	22,273,149
Rates (25% income tax and 25% social contribution tax)	(12,375,164)	(4,348,789)	(8,909,260)
PIS and COFINS (net of income and social contribution taxes) (1)	(1,679,789)	(1,589,260)	(1,983,839)
Non-taxable/Non-deductible:
Equity in affiliates	72,114	85,723	59,795
Goodwill	(559,247)	(183,854)	(137,175)
Exchange variation - foreign branches (2)	768,902	6,831,484	715,424
Net Indeductible Expenses of Non-Taxable Income (3)	(230,958)	(57,663)	214,242
Adjustments:
Constitution of income and social contribution taxes on temporary differences	264,191	551,983	70,223
Effects of change in rate of social contribution taxes	1,820,072	1,478,138	1,604,000
CSLL Aliquot Differential Effect (4)	1,192,687	353,777	2,796,493
Other adjustments	1,536,187	665,239	(71,602)
Income taxes	(9,191,005)	3,786,778	(5,641,699)
Of which:
Current tax (6)	(8,087,119)	(5,111,380)	(6,692,328)
Deferred taxes	(1,103,886)	8,898,158	1,050,629
Taxes paid in the year	(4,534,538)	(1,269,150)	(5,301,184)
(1)	PIS and COFINS are considered as components of the profit base (net base of certain income and expenses); therefore, and in accordance with IAS 12, they are accounted for as income taxes.
(2)	Permanent differences related to investment in overseas subsidiaries are considered to be non-taxable/deductible (see details below).
(3)	Mainly includes the tax effect on income from judicial deposit updates and other income and expenses that do not qualify as temporary differences
(4)	Effect of the rate differential for other non-financial and financial companies, whose social contribution rates are 9% and 20%

Foreign exchange variations recorded as a result of foreign investments

Tax distinct treatment from such exchange rate differences results in volatility in "Operating Income Before Tax" and "Income taxes". The foreign exchange variations recorded as a result of foreign investments in the year ended on December 31, 2021, 2020 and 2019.

	2021	2020	2019
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	3,862,128	16,791,857	1,512,322
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(6,374,108)	(30,374,869)	(2,776,601)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	275,052	311,819	(106,497)
Tax effect of derivative contracts used as hedge - IR / CS	2,236,928	13,271,193	1,370,776

The effective tax rate

The effective tax rate is as follows:

Thousand of reais	2021	2020	2019

Operating Profit Before Tax	24,750,328	9,663,975	22,273,149
Income tax	9,191,005	(3,786,778)	5,641,699
Effective tax rate	37.13%	(39.18%)	25.33%

The Bank recognized the following amounts in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2021	2020	2019

Tax credited to equity	4,583,297	3,008,035	3,517,590
Measurement at fair value through other comprehensive income	1,978,165	472,472	416,748
Measurement of cash flow hedges	388,307	1,533	186
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,654,472	1,971,677	2,538,303
Tax charged to equity	(2,349,500)	(3,087,311)	(3,952,457)
Measurement at fair value through other comprehensive income	(2,340,394)	(2,700,991)	(3,618,126)
Measurement of cash flow hedges	-	(386,284)	(322,080)
Defined benefit plan	(9,106)	(36)	(12,251)
Total	2,233,797	(79,276)	(434,867)

Balances of Tax assets - Deferred and Tax liabilities - Deferred

The detail of the balances of “Tax assets – Deferred” and “Tax liabilities – Deferred” is as follows:

Thousand of reais	2021	2020	2019

Tax assets:	37,640,297	37,981,698	30,295,062
Of which:
Temporary differences (1)	32,884,314	32,113,436	29,565,702
Tax loss carry forwards	4,755,983	5,693,104	367,120
Social contribution taxes 18%	-	175,158	362,240
Total deferred tax assets	37,640,297	37,981,698	30,295,062

Tax liabilities:	2,225,190	4,546,595	5,540,873
Of which:
Excess depreciation of leased assets	-	166,903	148,839
Adjustment to fair value of trading securities and derivatives	2,225,190	4,379,692	5,392,034
Total deferred tax liabilities	2,225,190	4,546,595	5,540,873
(1)	Temporary differences that refer mainly to impairment losses on loans and receivables, provisions for legal and administrative proceedings and the effect of the fair value of financial instruments.

Changes in the balances of Tax Assets - Deferred and Tax Liabilities - Deferred

The changes in the balances of “Tax Assets – Deferred” and “Tax Liabilities – Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2018	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2021

Tax assets:	37,981,699	(3,609,495)	1,696,091	1,572,002	-	37,640,297
Temporary differences	32,113,436	(2,497,215)	1,696,091	1,572,002	-	32,884,315
Tax loss carry forwards	5,693,104	(937,121)	-	-	-	4,755,983
Social contribution taxes 18%	175,159	(175,159)	-	-	-	-
Tax liabilities:	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Temporary differences	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Total	33,435,104	(2,265,227)	2,673,228	1,572,002	-	35,415,107

Thousand of reais	Balances at December 31, 2017	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2020

Tax assets:	30,295,060	8,362,100	(400,583)	(418,784)	161,603	37,999,396
Temporary differences	29,565,700	3,223,197	(400,583)	(418,784)	161,603	32,131,133
Tax loss carry forwards	367,120	5,325,984	-	-	-	5,693,104
Social contribution taxes 18%	362,240	(187,081)	-	-	-	175,159
Tax liabilities:	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Temporary differences	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Total	24,754,187	8,232,869	662,577	(358,435)	161,603	33,452,801

Thousand of reais	Balances at December 31, 2016	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2019

Tax assets:	27,680,578	3,693,727	471,499	(1,550,744)	-	30,295,060
Temporary differences	26,416,527	4,240,405	471,499	(1,562,731)	-	29,565,700
Tax loss carry forwards	846,587	(491,454)	-	11,987	-	367,120
Social contribution taxes 18%	417,464	(55,224)	-	-	-	362,240
	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Temporary differences	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Total	24,649,189	2,912,279	(1,301,566)	(1,505,715)	-	24,754,187

(1)	It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.
(2)	In 2021, it mainly refers to net of deferred taxes amounted to R$1,572,003 (2020 - R$1,358,435 and 2019 - R$1,505,715), which have the same counterparty and realization period.

Expected realization of deferred tax assets

e) Expected realization of deferred tax assets

	Tax assets			Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Total	Temporary differences	Total

2022	10,032,946	1,917,879	11,950,826	573,982	573,982
2023	10,544,315	1,781,778	12,326,093	573,982	573,982
2024	8,684,796	987,568	9,672,364	458,404	458,404
2025	1,870,257	40,732	1,910,989	546,114	546,114
2026	976,574	7,063	983,637	12,717	12,717
2027 a 2031	775,250	21,139	796,388	59,991	59,991
Total	32,884,138	4,756,159	37,640,297	2,225,190	2,225,190